HSBC MUTUAL FUNDS TRUST
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HSBC Asset Management Americas Inc. [GRAPHIC OMITTED]
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International Equity Fund

SEMI-ANNUAL REPORT (UNAUDITED)
June 30, 1998

Managed by:
HSBC ASSET MANAGEMENT AMERICAS INC.

Sponsored and distributed by:
BISYS FUND SERVICES

HSBC MUTUAL FUNDS TRUST
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HSBC Asset Management Americas Inc. [GRAPHIC OMITTED]
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International Equity Fund
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July 13, 1998

Dear Shareholder:

The HSBC International Equity Fund returned 20.97% for the 6 months ended June 30, 1998. The first half of 1998 experienced continued financial and economic turbulence in Asia. Japan is struggling with stimulus packages for the economy and clearly more policy initiatives are required. Europe on the other hand enjoyed earnings growth relative to other markets, productivity gains and a low inflationary environment.

The portfolio's country allocation continued to favor Europe at the expense of Asia. The portfolio will remain overweight in Europe at the expense of Asia over the near term. What follows is more detail on our views of the regional markets and economies.

EXECUTIVE SUMMARY
-----------------
We continue to expect that major OECD (Organization for Economic Co-operation & Development) countries will experience benign economic conditions for the rest of 1998. Indeed, the Asian crisis is anticipated to cause around a 1% deceleration in the OECD real GDP growth. While on the inflation front, price increases in the OECD countries, as a group, remain close to 30 year lows. Going forward, we expect no significant pick up in price pressures at either the retail or the wholesale level.

An environment characterized by moderate economic growth, subdued consumer and producer price inflation, and generally improving fiscal positions argues for keeping monetary policy on hold for the time being in many OECD countries. This environment also implies that long term interest rates will remain stable and be generally supportive of equities. In addition, equity markets appear to be fairly priced relative to earnings and interest rates at the global level. Consequently, against this fundamental backdrop, we expect global equities and global bonds to continue to outperform global cash.

Within equities, in a global context, we consider Continental Europe to be attractively priced, the UK and the U.S. to be fairly priced, and equity markets in Japan and Asia to be unattractively priced at current levels.

The following pages illustrate how our current market views translate into actual average-risk portfolios. The figures shown are weightings relative to the specified benchmark.

UNITED KINGDOM
--------------
The recent decision by the Monetary Policy Committee (MPC) to raise interest rates by another quarter point to 7.5% came as a shock to the market. The majority of commentators had assumed that the MPC would keep rates unchanged, bearing in mind the very real slowdown being experienced by manufacturing industry, coupled with the inevitable effects of the Asian financial crisis.

The domestic labor market appears to be driving the MPC decision making process, and data released since the 4th of June appears to validate the upward move. The latest average earnings data was poor with growth accelerating to 5.2% and private sector earnings rising by 5.9%. Although the latter figure was boosted by seasonal bonuses, the trend was still sufficient to raise doubts as to the rate that the economy is slowing, and many argue that there is now a case for rates to rise still further. The retail price figures for May saw headline inflation increase to 4.2% while the underlying rate increased to 3.2%, well above the Government's target of 2.5%. The economy is not slowing as quickly as expected, mainly because consumer incomes are still growing strongly while export demand from both the U.S. and Europe is good. However, profits will be hit across the board as a result of this recent move in rates. Higher financing costs plus higher labor costs will lead to a squeeze on margins unless productivity can be dramatically improved.

The overall direction of the UK equity market is now more uncertain. The market will be concerned by the potential for further interest rate rises and potentially a 'hard landing' for the economy and a more dramatic slowdown in growth than had been forecast. In addition, the indirect effect of the Asian slowdown has yet to be seen in UK corporate earnings, and downgrades are inevitable, leading to further pressure on stock valuations. Overall, therefore, the outlook for UK equities is mixed. The actual direction of UK equities over the next few months will be dominated by global events, but the most resilient areas of the market will be the large relatively defensive sectors. This will continue until there is clearer evidence of a UK slowdown, and the expectation therefore that the next move in interest rates will be down.

CONTINENTAL EUROPE
------------------
The environment for European equities for the remainder of 1998 remains favorable despite continued worries over Asia. We expect economic growth to exceed 3% across Europe and 4% in high growth areas such as Ireland, Netherlands, and Spain. This strong performance is the result of a sustained recovery in domestic demand after nearly a decade of anemic growth. Interest rates are likely to rise slightly ahead of EMU on January 1st 1999 but inflationary pressures remain minimal so the medium term threat to higher rates is small -- as evidenced by the decisive fall in bond yields to below 5%. This benign background means that earnings growth has a high potential to exceed 15% for both 1998 and 1999 -- an impressive performance in a weak global context. There is still room for earnings upgrades as broker analysts have so far failed to pick up the leveraged effect of superior economic growth.

The flow of merger and acquisition activity has picked up again as expected with the announcement of some high profile mergers -- the biggest of which was the merger of auto giants Chrysler of the U.S. and Daimler Benz of Germany. A worry as we approach the second half is the marked increase in the supply of liquidity as privatization's, primary issues, and rights issues take advantage of high share prices. The other major risk to the market is the high valuation levels -- despite support from bond markets. The valuations are justified given the impressive outlook for earnings growth.

Europe remains our favored equity asset class. Visible earnings growth relative to other markets, continued corporate restructuring, little inflationary pressure, and a low exposure to Asian economies make Europe an attractive area for investment.

JAPAN
-----
The news surrounding the Japanese economy, banking system and the Yen has remained negative with obvious implications for sentiment surrounding Japanese financial assets. In particular the weakness of the Yen, reflecting low domestic and foreign confidence in the economy, and risks associated with Japanese assets, has put greater pressure on regional economies in Asia at a time when distress is already considerable. This has resulted in joint intervention to support the Yen, although policy will need to be credible if the currency is to stabilize.

The economy is contracting, as evidenced by recent 1st quarter GNP, and the need for greater energy on the restructuring of the banking sector is already evident, at least to the international financial community. Against this background the fiscal package announced recently should support the economy, but more policy initiatives are clearly required.

Whilst the Japanese stock market continues to offer stock specific opportunities, we are unlikely to become more positive on Japanese equities overall until macro policy becomes more credible relative to the difficulties facing the economy, and corporate restructuring becomes more pervasive. Until then we will remain both cautious and underweight.

ASIA
----
The rallies seen within the region in the first quarter of 1998, have been replaced by renewed pessimism regarding prospects. The result has been a return to, or through, January lows, although currencies have, for the most part held up reasonably well.

Our rationale for caution remains in place. Much of the region will see a contraction of economic activity in 1998, whilst prospects for 1999 are continuing to deteriorate. At the same time a fall in asset prices, and the related need for companies to deleverage is placing additional strains on banking systems, although with varying degrees of magnitude.

Exacerbating regional difficulties is the weakness of the Japanese economy, the Yen, and the withdrawal of credit facilities in Asia by financial institutions. The adjustment process in regional economies remains, therefore, very painful with the region experiencing its most hostile environment since the first oil crisis. Whilst economies such as Hong Kong and Singapore remain, in our view, structurally sound part of the economic, adjustment process in the region is accompanied by the need for reform at both the macro and micro level.

We remain underweight in Asian markets, although we hope to discuss a more optimistic environment in future reports.

We continue to manage the investments of the HSBC International Equity Fund with the objective of delivering solid returns to our shareholders. We would like to take this opportunity to thank you for choosing the HSBC International Equity Fund to help you meet your investment needs.


HSBC Asset Management Americas, Inc.

The views expressed in this report reflect those of the portfolio manager through the end of the period covered by the report as stated on the cover. The manager's views are subject to change at any time based on the market and other conditions. Past performance is no guarantee of future results.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                  INTERNATIONAL EQUITY FUND VS. MSCI-EAFE INDEX
--------------------------------------------------------------------------------
   Total Return - Institutional Class Shares     Service Class Shares
--------------------------------------------------------------------------------
                                 Inception                   Inception
                      1 Year      (3/1/95)       1 Year      (4/25/94)
--------------------------------------------------------------------------------
Offering Price(1)       N/A         N/A           3.03%        4.30%
NAV(2)                 8.27%       11.22%         8.45%        5.60%
--------------------------------------------------------------------------------

         With Maximum       MSCI-       Without Maximum
         Sales Charge       EAFE          Sales Charge

4/25/94    9,496.68        10,000           10,000
12/94      9,069.33         9,991            9,550
12/95      9,468.38        11,111            9,970
12/96      10,066.8        11,775           10,600
12/97      9,860.41        11,999           10,383
6/98         11,931        13,910           12,559


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. WITHOUT CERTAIN FEE WAIVERS, THE RETURN WOULD HAVE BEEN LOWER. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(1) INCLUDES THE MAXIMUM  SALES CHARGE OF 5.00%
(2) EXCLUDES THE MAXIMUM  SALES CHARGE OF 5.00%

THE ABOVE ILLUSTRATION COMPARES A $10,000 INVESTMENT IN THE SERVICE CLASS SHARES OF THE INTERNATIONAL EQUITY FUND ON APRIL 25, 1994 (DATE OF INCEPTION) TO A $10,000 INVESTMENT IN THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST (MSCI-EAFE) INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED. PLEASE REFER TO THE BOX ABOVE FOR RETURNS ON INSTITUTIONAL CLASS SHARES, WHICH HAVE BEEN OFFERED SINCE MARCH 1, 1995.

THE FUND'S PERFORMANCE TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE MSCI-EAFE INDEX IS A WIDELY ACCEPTED UNMANAGED INDEX OF OVER 900 SECURITIES LISTED ON THE STOCK EXCHANGES OF THE FOLLOWING COUNTRIES IN EUROPE, AUSTRALIA, AND THE FAR EAST: AUSTRALIA, AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, HONG KONG, IRELAND, ITALY, JAPAN, MALAYSIA, NETHERLANDS, NEW ZEALAND. THIS INDEX IS A WIDELY ACCEPTED UNMANAGED INDEX OF OVERALL STOCK MARKET PERFORMANCE, AND DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES.

INTERNATIONAL INVESTING INVOLVES INCREASED RISKS AND VOLATILITY.

BOARD OF TRUSTEES

JOHN P. PFANN*              Chairman and President, JPP Equities, Inc.

WOLFE J. FRANKL*            Former Director, North America, Berlin Economic
                            Development Corporation

HARALD PAUMGARTEN           President, Paumgarten and Company

ROBERT A. ROBINSON*         Trustee, Henrietta and B. Frederick H. Bugher
                            Foundation

RICHARD J. LOOS             Vice Chairman Emeritus

*Member of the Audit and Nominating Committees

--------------------------------------------------------------------------------

OFFICERS

WALTER B. GRIMM             PRESIDENT

ERIC F. ALMQUIST            SENIOR VICE PRESIDENT

ANTHONY J. FISCHER          VICE PRESIDENT

CHARLES L. BOOTH            VICE PRESIDENT

PAUL KANE                   ASSISTANT TREASURER

STEVEN R. HOWARD            SECRETARY

ALAINA V. METZ              ASSISTANT SECRETARY

ROBERT L. TUCH              ASSISTANT SECRETARY

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1998 (UNAUDITED)

                            INTERNATIONAL EQUITY FUND

         COUNTRY/                                                                                 VALUE     PERCENT OF
         INDUSTRY                SHARES                        SECURITY                          (NOTE 2)   NET ASSETS
----------------------------------------------------------------------------------------------------------------------
EQUITIES
AUSTRALIA
---------
   BANKING                       31,426  Australia & New Zealand Banking Group Ltd. ..........  $  216,790
                                 30,300  West-Pac Banking Corp. ..............................     184,818
                                                                                                ----------     ----
                                                                                                   401,608      0.6%
                                                                                                ----------     ----
   BROADCASTING &
    PUBLISHING                   39,163  News Corp., Ltd. ....................................     319,636      0.5
                                                                                                ----------     ----
   BUILDING MATERIALS            42,200  CSR Ltd. ............................................     121,776      0.2
                                                                                                ----------     ----
   DIVERSIFIED                   38,040  Southcorp Ltd. ......................................     110,478      0.2
                                                                                                ----------     ----
   INSURANCE                     26,576  GIO Australia Holdings Ltd. .........................      68,198      0.1
                                                                                                ----------     ----
   NATURAL RESOURCES
    EXPLORATION/ PRODUCTION      14,754  Broken Hill Proprietary Co. Ltd. ....................     124,712      0.2
                                                                                                ----------     ----
   TELECOMMUNICATIONS            92,100  Telstra Corporation .................................     236,115      0.4
                                                                                                ----------     ----
                                         TOTAL AUSTRALIA .....................................   1,382,523      2.2
                                           (COST - $1,391,782)                                  ----------     ----
DENMARK
-------
   TELECOMMUNICATIONS             7,295  Tele Danmark AS Class B .............................     700,115      1.1
                                                                                                ----------     ----
                                         TOTAL DENMARK .......................................     700,115      1.1
                                           (COST - 654,229)                                     ----------     ----
FINLAND
-------
   TELECOMMUNICATIONS            10,241  Nokia Oyj - Class A .................................     753,168      1.2
                                                                                                ----------     ----
                                         TOTAL FINLAND .......................................     753,168      1.2
                                           (COST - $446,134)                                    ----------     ----
FRANCE
------
   BANKING                        7,872  Banque Nationale De Paris ...........................     643,193
                                  5,325  Compagnie Financiere de Paribas .....................     569,841
                                                                                                ----------     ----
                                                                                                 1,213,034      1.9
                                                                                                ----------     ----
   COMPUTER SOFTWARE              3,534  Cap Gemini SA .......................................     555,290      0.9
                                                                                                 ----------     ----
   CONSTRUCTION                   2,851  Bouygues SA(b) ......................................     517,761      0.8
                                                                                                ----------     ----
   ELECTRICAL & ELECTRONICS       1,880  Alcatel Alsthom .....................................     382,777
                                  4,513  Schneider SA(b) .....................................     359,859
                                  6,047  SGS-Thomson Microelectronics N.V.(b) ................     428,569
                                                                                                ----------     ----
                                                                                                 1,171,205      1.9
                                                                                                ----------     ----

6

                            INTERNATIONAL EQUITY FUND

         COUNTRY/                                                                                 VALUE     PERCENT OF
         INDUSTRY                SHARES                        SECURITY                          (NOTE 2)   NET ASSETS
----------------------------------------------------------------------------------------------------------------------
EQUITIES (continued)
FRANCE (continued)
------
   FOOD PRODUCTS & SERVICES       1,942  Groupe Danone ........................................ $  535,445      0.8%
                                                                                                ----------     ----
   HEALTH & PERSONAL CARE         4,309  ELF Sanofi SA ........................................    506,729      0.8
                                                                                                ----------     ----
   INDUSTRIAL GOODS
     & SERVICES                   2,718  Compagnie de Saint Gobain ............................    503,947      0.8
                                                                                                ----------     ----
   INDUSTRIAL HOLDING
     COMPANY                      3,533  Suez Lyonnaise des Eaux ..............................    581,429      0.9
                                                                                                ----------     ----
   INSURANCE                      5,331  Axa - UAP ............................................    599,580      0.9
                                                                                                ----------     ----
   OIL CO. - INTEGRATED           4,218  Total SA, Class B ....................................    548,351      0.9
                                                                                                ----------     ----
   RETAIL                           621  Pinault-Printemps-Redoute SA(b) ......................    519,723      0.8
                                                                                                ----------     ----
                                         TOTAL FRANCE .........................................  7,252,494     11.4
                                           (COST - $5,494,835)                                  ----------     ----
GERMANY
-------
   APPAREL - FOOTWEAR             2,995  Adidas AG ............................................    517,686      0.8
                                                                                                ----------     ----
   AUTOMOBILES                      579  Bayerische Motoren Werke AG(b) .......................    582,739
                                  5,249  Daimler-Benz AG ......................................    514,712
                                  2,335  Daimler-Benz AG Rights(b) ............................      2,587
                                    613  Volkswagen AG ........................................    589,216
                                                                                                ----------     ----
                                                                                                 1,689,254      2.6
                                                                                                ----------     ----
   BANKING                        6,475  Bayerische Vereinsbank AG                                 550,634
                                 15,186  Commerzbank AG .......................................    580,506
                                                                                                ----------     ----
                                                                                                 1,131,140      1.8
                                                                                                ----------     ----
   CHEMICALS                     11,372  BASF AG ..............................................    538,664      0.8
                                                                                                ----------     ----
   COMPUTER SOFTWARE                751  SAP AG, Vorzug (Preferred) ...........................    510,504      0.8
                                                                                                ----------     ----
   CONGLOMERATES                  1,004  VIAG AG(b) ...........................................    678,591      1.1
                                                                                                ----------     ----
   INDUSTRIAL GOODS
     & SERVICES                   6,861  Mannesmann AG ........................................    695,970
                                  2,057  Thyssen AG ...........................................    520,793
                                                                                                ----------     ----
                                                                                                 1,216,763      1.9
                                                                                                ----------     ----

                            INTERNATIONAL EQUITY FUND

         COUNTRY/                                                                                 VALUE     PERCENT OF
         INDUSTRY                SHARES                        SECURITY                          (NOTE 2)   NET ASSETS
----------------------------------------------------------------------------------------------------------------------
EQUITIES (continued)
GERMANY (continued)
-------
   INSURANCE                      3,462  Allianz AG .........................................  $ 1,141,191
                                  3,774  Ergo Versicherungs Gruppe AG(b) ....................      677,425
                                                                                               -----------     ----
                                                                                                 1,818,616      2.9%
                                                                                               -----------     ----
                                         TOTAL GERMANY ......................................    8,101,218     12.7
                                           (COST - $5,911,865)                                 -----------     ----
IRELAND
-------
   BANKING                       28,422  Bank of Ireland ....................................      580,784      0.9
                                                                                               -----------     ----
                                         TOTAL IRELAND ......................................      580,784      0.9
                                           (COST - $472,006)                                   -----------     ----
ITALY
-----
   BANKING                       26,100  Banca Popolare di Brescia ..........................      493,353
                                 32,726  Istituto Bancario San Paolo di Torino ..............      472,235
                                                                                               -----------     ----
                                                                                                   965,588      1.6
                                                                                               -----------     ----
   INSURANCE                     23,686  Assicurazioni Generali SpA(b) ......................      770,190      1.2
                                                                                               -----------     ----
   OIL & GAS EXPLORATION,
     PRODUCTION & SERVICES       82,613  Ente Nozionale Idrocarburi SpA .....................      541,443      0.8
                                                                                               -----------     ----
   TELECOMMUNICATIONS           108,269  Telecom Italia SpA .................................      796,996      1.2
                                                                                               -----------     ----
                                         TOTAL ITALY ........................................    3,074,217      4.8
                                           (COST - $2,519,921)                                 -----------     ----
JAPAN
-----
   BANKING                       16,000  Bank of Tokyo - Mitsubishi Ltd. ....................      169,355
                                 23,000  Sumitomo Bank Ltd. .................................      223,728
                                 33,000  Sumitomo Trust & Banking Corp. .....................      147,422
                                                                                               -----------     ----
                                                                                                   540,505      0.8
                                                                                               -----------     ----
   BROKERAGE SERVICES            21,000  Nomura Securities Co. Ltd. .........................      244,371      0.4
                                                                                               -----------     ----
   BUILDING MATERIALS            57,000  Juken Sangyo Co. Ltd. ..............................      135,533      0.2
                                                                                               -----------     ----
   CHEMICALS                     84,000  Asahi Chemical Industry Co. Ltd. ...................      302,626      0.5
                                                                                               -----------     ----
   COMMERCIAL SERVICES           26,000  Yamato Transport Co. Ltd. ..........................      291,314      0.5
                                                                                               -----------     ----
   CONSTRUCTION                  42,000  Obayashi Corp. .....................................      177,944      0.3
                                                                                               -----------     ----

                            INTERNATIONAL EQUITY FUND

         COUNTRY/                                                                                 VALUE     PERCENT OF
         INDUSTRY                SHARES                        SECURITY                          (NOTE 2)   NET ASSETS
----------------------------------------------------------------------------------------------------------------------
EQUITIES (continued)
JAPAN (continued)
-----
   DATA PROCESSING &
     REPRODUCTION                     5  NTT Data Corp ....................................... $   180,495      0.3%
                                                                                               -----------     ----
   ELECTRICAL & ELECTRONICS      47,000  Hitachi Ltd. ........................................     306,481
                                 13,000  Murata Manufacturing Co. Ltd. .......................     421,515
                                  5,000  Rohm Co. Ltd. .......................................     513,384
                                  3,500  Sony Corp. ..........................................     301,365
                                                                                               -----------     ----
                                                                                                 1,542,745      2.3
                                                                                               -----------     ----
   FINANCIAL SERVICES            10,500  Credit Saison Co. Ltd. ..............................     208,056      0.3
                                                                                               -----------     ----
   FOOD & HOUSEHOLD
     PRODUCTS                    22,000  Kao Corp. ...........................................     339,230      0.5
                                                                                               -----------     ----
   INDUSTRIAL GOODS &
     SERVICES                    11,000  Fuji Machine Manufacturing Co. Ltd. .................     291,674      0.5
                                                                                               -----------     ----
   LEISURE, RECREATION &
     GAMING                      12,600  NAMCO Ltd. ..........................................     294,153      0.5
                                                                                               -----------     ----
   OFFICE EQUIPMENT &
     SUPPLIES                    23,000  Ricoh Co. Ltd. ......................................     242,123      0.4
                                                                                               -----------     ----
   PAPER & RELATED PRODUCTS      62,000  Nippon Paper Industries Co. .........................     258,212      0.4
                                                                                               -----------     ----
   PHARMACEUTICALS               14,000  Sankyo Co. Ltd. .....................................     318,766      0.5
                                                                                               -----------     ----
   PHOTOGRAPHY                   11,000  Fuji Photo Film Co. .................................     382,823
                                  8,400  Noritsu Koki Co. Ltd. ...............................     187,628
                                                                                               -----------     ----
                                                                                                   570,451      0.9
                                                                                               -----------     ----
   REAL ESTATE                   27,000  Mitsubishi Estate Co. Ltd. ..........................     237,346      0.4
                                                                                               -----------     ----
   RETAIL                         7,500  Family Mart Co. Ltd. ................................     285,333
                                  5,000  Ito Yokado Co. Ltd. .................................     235,256
                                                                                               -----------     ----
                                                                                                   520,589      0.8
                                                                                               -----------     ----
   STEEL                        159,000  Nippon Steel Corp. ..................................     279,540      0.4
                                                                                               -----------     ----
   TELECOMMUNICATIONS                33  Nippon Telegraph & Telephone Corp. ..................     273,445      0.4
                                                                                               -----------     ----

                            INTERNATIONAL EQUITY FUND

         COUNTRY/                                                                                 VALUE     PERCENT OF
         INDUSTRY                SHARES                        SECURITY                          (NOTE 2)   NET ASSETS
----------------------------------------------------------------------------------------------------------------------
EQUITIES (continued)
JAPAN (continued)
-----
   TRANSPORTATION               161,000  Mitsui O.S.K. Lines, Ltd. .........................   $   273,776      0.4%
                                                                                               -----------     ----
   WHOLESALE &
     INTERNATIONAL TRADE         42,000  Mitsui & Co. ......................................       226,970      0.4
                                                                                               -----------     ----
                                         TOTAL JAPAN .......................................     7,749,864     12.1
                                           (COST - $10,321,268)                                -----------     ----
NETHERLANDS
-----------
   BANKING                       10,868  ING Groep N.V. ....................................       711,632      1.1
                                                                                               -----------     ----
   COMPUTER SOFTWARE             11,411  Baan Company N.V.(b) ..............................       410,056      0.6
                                                                                               -----------     ----
   INDUSTRIAL GOODS &
     SERVICES                    11,994  Benckiser N.V. Class B(b) .........................       737,604      1.2
                                                                                               -----------     ----
   OIL CO. - INTEGRATED          22,754  Royal Dutch Petroleum Co. .........................     1,261,736      1.9
                                                                                               -----------     ----
   PRINTING & PUBLISHING         17,621  nv Verenigd Bezit VNU .............................       640,142      1.0
                                                                                               -----------     ----
   RETAIL                        16,985  Koninklijke Ahold N.V. ............................       545,231      0.9
                                                                                               -----------     ----
                                         TOTAL NETHERLANDS .................................     4,306,401      6.7
                                           (COST - $3,884,266)                                 -----------     ----
NORWAY
------
   MANUFACTURING -
     CONSUMER GOODS              16,976  Orkla ASA Class A .................................       394,892      0.6
                                                                                               -----------     ----
   OILFIELD EQUIPMENT
     & SERVICES                  11,261  Transocean Offshore Inc. ..........................       498,953      0.8
                                                                                               -----------     ----
                                         TOTAL NORWAY ......................................       893,845      1.4
                                           (COST - $1,051,477)                                 -----------     ----
PORTUGAL
--------
   BANKING                       20,667  Banco Commercial Portuguese .......................       586,825
                                 22,082  Electricidade De Portugal .........................       513,318
                                                                                               -----------     ----
                                         TOTAL PORTUGAL ....................................     1,100,143      1.7
                                           (COST - $1,167,159)                                 -----------     ----
SPAIN
-----
   BANKING                       15,440  Banco Bilbao Vizcaya SA(b) ........................       793,734
                                 23,914  Banco Central Hispanoamer SA ......................       752,926
                                                                                               -----------     ----
                                                                                                 1,546,660      2.5
                                                                                               -----------     ----

10

                            INTERNATIONAL EQUITY FUND

         COUNTRY/                                                                                 VALUE     PERCENT OF
         INDUSTRY                SHARES                        SECURITY                          (NOTE 2)   NET ASSETS
----------------------------------------------------------------------------------------------------------------------
EQUITIES (continued)
SPAIN (continued)
   TELECOMMUNICATIONS            17,029  Telefonica SA .....................................   $   788,658      1.2%
                                                                                               -----------     ----
                                         TOTAL SPAIN .......................................     2,335,318      3.7
                                           (COST - $1,840,698)                                 -----------     ----
SWEDEN
------
   BANKING                       75,333  Nordbanken Holding AB .............................       552,603      0.9
                                                                                               -----------     ----
   FOREST PRODUCTS               30,227  Stora Kopparbergs Bergslags Aktiebolag, Class B ...       477,571      0.7
                                                                                               -----------     ----
   INSURANCE                     48,363  Skandia Forsakrings AB ............................       691,338      1.1
                                                                                               -----------     ----
   RETAIL                        12,576  Hennes & Mauritz AB, Class B ......................       802,662      1.3
                                                                                               -----------     ----
   TELECOMMUNICATIONS            27,566  Telelfonaktiebolaget L.M. Ericsson ................       805,381      1.2
                                                                                               -----------     ----
                                         TOTAL SWEDEN ......................................     3,329,555      5.2
                                           (COST - $2,295,768)                                 -----------     ----
SWITZERLAND
-----------
   BANKING                        3,242  Credit Suisse Group ...............................       721,365
                                  2,515  Union Bank of Switzerland AG-Registered ...........       935,160
                                                                                               -----------     ----
                                                                                                 1,656,525      2.6
                                                                                               -----------     ----
   CHEMICALS                      3,892  Ciba Specialty Chemicals AG .......................       499,711      0.8
                                                                                               -----------     ----
   COMMERCIAL SERVICES            1,177  Adecco SA .........................................       530,764      0.8
                                                                                               -----------     ----
   FOOD PRODUCTS & SERVICES         262  Nestle SA, Registered Shares ......................       560,684      0.9
                                                                                               -----------     ----
   INSURANCE                      1,254  Zuerich Verichrng Gesellschft-Registered ..........       800,279      1.3
                                                                                               -----------     ----
   PHARMACEUTICALS                  270  Ares - Serono Group SA ............................       375,591
                                    860  Novartis AG, Registered Shares ....................     1,431,054
                                    112  Roche Holdings AG .................................     1,099,834
                                                                                               -----------     ----
                                                                                                 2,906,479      4.5
                                                                                               -----------     ----
                                         TOTAL SWITZERLAND .................................     6,954,442     10.9
                                           (COST - $5,714,375)                                 -----------     ----
UNITED KINGDOM
--------------
   BANKING                       48,171  Standard Chartered PLC ............................       546,941      0.9
                                                                                               -----------     ----
   BEVERAGES                     83,912  Diageo PLC ........................................       998,953
                                 58,675  Scottish & Newcastle PLC ..........................       825,781
                                                                                               -----------     ----
                                                                                                 1,824,734      2.9
                                                                                               -----------     ----

                            INTERNATIONAL EQUITY FUND

         COUNTRY/                                                                                 VALUE     PERCENT OF
         INDUSTRY                SHARES                        SECURITY                          (NOTE 2)   NET ASSETS
----------------------------------------------------------------------------------------------------------------------
EQUITIES (continued)
UNITED KINGDOM (continued)
--------------
   DIVERSIFIED                   91,333  General Electric Co. PLC ...........................  $   787,091      1.2%
                                                                                               -----------     ----
   ELECTRIC UTILITY              72,609  Southern Electric PLC ..............................      670,556      1.0
                                                                                               -----------     ----
   FINANCIAL SERVICES            59,442  Lloyds TSB Group PLC ...............................      830,129      1.3
                                                                                               -----------     ----
   FOOD & HOUSEHOLD
     PRODUCTS                    69,761  Cadbury Schweppes PLC ..............................    1,080,158      1.7
                                                                                               -----------     ----
   HEALTH & PERSONAL CARE        23,680  Glaxo Holdings PLC .................................      712,763      1.1
                                                                                               -----------     ----
   INSURANCE                     50,748  Commercial Union PLC ...............................      947,492      1.5
                                                                                               -----------     ----
   MACHINERY & EQUIPMENT         51,620  GKN PLC ............................................      653,712      1.0
                                                                                               -----------     ----
   OIL CO. - INTEGRATED         112,274  British Petroleum Co. PLC ..........................    1,634,450      2.6
                                                                                               -----------     ----
   PHARMACEUTICALS              122,559  Smithkline Beecham PLC .............................    1,491,754      2.3
                                                                                               -----------     ----
   PRINTING & PUBLISHING         59,133  United News & Media PLC ............................      826,800      1.3
                                                                                               -----------     ----
   TELECOMMUNICATIONS            41,993  British Telecommunications PLC .....................      516,732
                                111,428  Vodafone Group PLC .................................    1,414,836
                                                                                               -----------     ----
                                                                                                 1,931,568      3.0
                                                                                               -----------     ----
   TOBACCO                      139,627  Gallaher Group PLC .................................      771,706      1.2
                                                                                               -----------     ----
   TRANSPORTATION                46,605  British Airways PLC ................................      501,944      0.8
                                                                                               -----------     ----
                                         TOTAL UNITED KINGDOM ...............................   15,211,798     23.8
                                           (COST - $12,082,674)                                -----------     ----
                                         TOTAL EQUITIES .....................................   63,725,885     99.8
                                           (COST - $55,248,457)                                -----------     ----

                            INTERNATIONAL EQUITY FUND

                                                                                                  VALUE     PERCENT OF
                                                               SECURITY                          (NOTE 2)   NET ASSETS
----------------------------------------------------------------------------------------------------------------------

                                         TOTAL INVESTMENTS .................................   $63,725,885     99.8%
                                           (COST - $55,248,457)(a)                             -----------    -----

                                         OTHER ASSETS IN EXCESS OF LIABILITIES .............       138,978      0.2
                                                                                               -----------    -----
                                         TOTAL NET ASSETS ..................................   $63,864,863      100%
                                                                                               ===========    =====

-----------
(a) Represent costs for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation ............................................................            $12,097,633
        Unrealized depreciation ............................................................            $ 3,620,205
                                                                                                        -----------
        Net unrealized appreciation ........................................................            $ 8,477,428
                                                                                                        -----------
(b) Non-income producing  securities.
PLC - Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 1998 (UNAUDITED)

                            INTERNATIONAL EQUITY FUND

ASSETS:
   Investments in securities, at value (cost $55,248,457) ........  $63,725,885
   Cash ..........................................................      170,011
   Receivable from investment securities sold ....................      496,201
   Interest and dividends receivable .............................       75,011
   Foreign tax receivable ........................................       57,066
   Unrealized appreciation on forward contracts ..................          161
   Deferred organization cost ....................................        8,077
   Prepaid expenses ..............................................        2,744
                                                                    -----------
        Total Assets .............................................   64,535,156
                                                                    -----------
LIABILITIES:
   Payable to brokers for investments purchased ..................      535,342
   Unrealized depreciation on forward contracts ..................          149
   Accrued expenses and other payables:
     Investment advisory fees ....................................       26,189
     Administration fees .........................................        5,238
     Custodian fees ..............................................       51,927
     Legal and audit fees ........................................        5,293
     Accounting and transfer agent fees ..........................       22,626
     Deferred trustees payable ...................................        5,650
     Other liabilities ...........................................       17,879
                                                                    -----------
        Total Liabilities ........................................      670,293
                                                                    -----------
Net Assets .......................................................  $63,864,863
                                                                    ===========
COMPUTATION OF NET ASSET VALUE:
   Net Assets:
     Institutional Class .........................................  $63,562,275
     Service Class ...............................................      302,588
                                                                    -----------
        Total ....................................................  $63,864,863
                                                                    -----------
   Shares of beneficial interest issued and outstanding:
     ($0.001 par value per share, unlimited number of
     shares authorized)
     Institutional Class .........................................    5,078,277
     Service Class ...............................................       24,173
                                                                    -----------
        Total ....................................................    5,102,450
                                                                    ===========
   Net Asset Value:
     Institutional Class - offering and redemption price
        per share ................................................  $     12.52
                                                                    ===========
     Service Class - redemption price per share ..................  $     12.52
     Maximum sales charge                                                  5.00%
     Maximum offering price (Service Class) (Net asset value of
        Service Class / (100% - Maximum Sales Charge) ............  $     13.18
                                                                    ===========
   COMPOSITION OF NET ASSETS:
     Paid-in capital .............................................  $50,230,758
     Accumulated undistributed (distribution in excess of)
       net investment income .....................................      (33,592)
     Accumulated undistributed net realized gains (losses)
        from investment and foreign currency transactions ........    5,191,765
     Net unrealized appreciation (depreciation) from investments and translation of assets and liabilities denominated
        in foreign currencies ....................................    8,475,932
                                                                    -----------
   Net Assets ....................................................  $63,864,863
                                                                    ===========
SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                            INTERNATIONAL EQUITY FUND

INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $120,111) ........  $   655,571
   Interest ......................................................       39,001
                                                                    -----------
     Total Income ................................................      694,572
                                                                    -----------
EXPENSES:
   Advisory fees .................................................      280,894
   Administration fees ...........................................       46,816
   Co-administration and shareholder servicer assistance fees ....        9,423
   Distribution fees (Service Class) .............................          528
   Audit fees ....................................................        8,360
   Fund accounting fees ..........................................        5,319
   Transfer agent fees ...........................................       46,330
   Legal fees ....................................................       37,719
   Other expenses ................................................       20,699
                                                                    -----------
Gross Expenses ...................................................      456,088
   Less: Fee waivers .............................................     (150,399)
                                                                    -----------
Total Net Expenses ...............................................      305,689
                                                                    -----------
Net Investment Income ............................................      388,883
                                                                    -----------
NET REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investments and
   foreign currency transactions .................................    6,371,861
Net change in unrealized appreciation (depreciation)
   from investments and assets and liabilities denominated
   in foreign currencies .........................................    4,781,145
                                                                    -----------
Net Realized/Unrealized Gains from Investments
   and Foreign Currencies ........................................   11,153,006
                                                                    -----------
Change in Net Assets Resulting from Operations ...................  $11,541,889
                                                                    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                            INTERNATIONAL EQUITY FUND

                                                                        FOR THE SIX
                                                                       MONTHS ENDED           FOR THE
                                                                       JUNE 30, 1998        YEAR ENDED
                                                                        (UNAUDITED)      DECEMBER 31, 1997
                                                                       -------------     -----------------
From Investment Activities:
OPERATIONS:
   Net investment income ...........................................   $    388,883        $    157,541
   Net realized gains (losses) from investments and
     foreign currency transactions .................................      6,371,861          (1,197,928)
   Net change in unrealized appreciation (depreciation)
     from investments and translation of assets and
     liabilities denominated in foreign currencies .................      4,781,145          (1,687,823)
                                                                       ------------        ------------
   Change in net assets resulting from operations ..................     11,541,889          (2,728,210)
                                                                       ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Institutional Class
     From net investment income ....................................             --            (156,823)
     In excess of net investment income ............................             --             (52,622)
   Service Class
     From net investment income ....................................             --                (718)
     In excess of net investment income ............................             --                (241)
                                                                       ------------        ------------
   Change in net assets from shareholder distributions .............             --            (210,404)
                                                                       ------------        ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued .....................................      5,317,248          22,751,521
   Dividends reinvested ............................................             --          41,892,562
   Cost of shares redeemed .........................................    (20,761,644)        (15,447,327)
                                                                       ------------        ------------
   Change in net assets from share transactions ....................    (15,444,396)         49,196,756
                                                                       ------------        ------------
   Change in net assets ............................................     (3,902,507)         46,258,142
NET ASSETS:
   Beginning of period .............................................     67,767,370          21,509,228
                                                                       ------------        ------------
   End of period (including distribution in excess of net investment
     income of ($33,592) and ($422,475) respectively) ..............   $ 63,864,863        $ 67,767,370
                                                                       ============        ============

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

     HSBC Mutual Funds Trust, (the "Trust") was organized in Massachusetts on November 1, 1989 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company with multiple investment portfolios. The accompanying financial statements and notes relate only to the International Equity Fund ("the Fund"). The Fund offers two classes of shares: Service Shares and Institutional Shares. The Institutional Class is available to customers of financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit-sharing or other benefit plan for such customers or employees. The Service Class is available to all other investors. The Service Class Shares and Institutional Class Shares are identical in all respects except that Institutional Class Shares are not subject to a sales load or the imposition of any shareholder servicing fees or Rule 12b-1 fees.

     The Fund's investment objective is to seek to provide investors with long-term capital appreciation by investing at least 80% of its total assets in equity securities (including American and European Depositary Receipts) issued by companies based outside of the United States. The balance of the Fund's assets will be invested in equity and debt securities of companies based in the United States and outside of the United States including bonds and money market instruments. The Fund may also use other investment practices to enhance return or to hedge against fluctuations in the value of portfolio securities.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION: Investments in securities are valued at the last quoted sale price as of the close of business on the day the valuation is made, or if a sale is not reported for that day, at the mean between closing bid and asked prices. Price information for listed securities is taken from the exchange where the securities are primarily traded. Investments in futures and related options, which are traded on commodities exchanges, are valued at their last sale price as of the close of such exchanges. Other securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term investments having maturities of 60 days or less are valued at amortized cost, which approximates market value.

     All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at the bid price of such currencies against the U.S. dollar's last quoted price by a major bank or broker. If such quotations are not available as of the close of the New York Stock Exchange, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.

     FOREIGN CURRENCIES: Transactions denominated in foreign currencies are recorded at the prevailing rate of exchange as incurred or earned. Asset and liability accounts are adjusted to reflect the current rate at the end of each period. Such adjustments are recorded in net unrealized appreciation of other assets and liabilities denominated in foreign currencies. Net realized foreign currency gains or losses include exchange rate differences between trade date and settlement date for security purchases and sales, and between the date the Fund records income, expenses and other assets and liabilities and the date such assets and liabilities are received or paid. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. The Fund may enter into forward foreign currency exchange contracts for investment purposes and to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward foreign currency exchange contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund until settlement date.

     The Fund's custodian will place cash or liquid high grade debt securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign exchange contracts requiring the Fund to purchase foreign currency of foreign exchange contracts entered into for non-hedging purposes. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

     Risks may arise from the potential inability of a counter party to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract. The fund had the following outstanding forward foreign currency exchange contracts as of June 30, 1998.

            FOREIGN         SETTLEMENT      VALUE AT       CURRENT   UNREALIZED
      CURRENCY CONTRACTS       DATE      SETTLEMENT DATE    VALUE    GAIN/(LOSS)
     --------------------   ---------    ---------------   -------   -----------
     PURCHASE CONTRACTS:
       British Pound           7/02/98       $535,181      $535,342     $ 161
                                             --------      --------     -----
     SALE CONTRACTS:
       British Pound           7/02/98       $496,052      $496,201     $(149)
                                             --------      --------     -----

     TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income, and net realized capital gains, if any, to its shareholders. Therefore, no provision is required for federal income tax. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Fund will file for claims on foreign taxes withheld.

     DIVIDENDS AND DISTRIBUTIONS: The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually in the form of dividends.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     SECURITY TRANSACTIONS AND RELATED INCOME: Security transactions are recorded on trade date. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

     EXPENSE ALLOCATION: Expenses directly attributed to each Fund in the Trust are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets or another appropriate basis.

     ORGANIZATIONAL COSTS: Costs incurred in connection with the organization of the Fund have been deferred and are being amortized on a straight-line basis over a five year period beginning on the date operations commenced.

3.   PORTFOLIO SECURITIES

     Purchases and sales of securities (excluding short-term securities) for the
     six  months  ended  June  30,  1998  were   $60,887,083  and   $72,802,246,
     respectively.

4.   RELATED PARTY TRANSACTIONS

     The Trust retains HSBC Asset Management Americas Inc. to act as Investment Adviser for the Fund. HSBC Asset Management Americas Inc. is the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation). As Investment Adviser, HSBC Asset Management Americas Inc. furnishes investment guidance and policy direction in connection with the management of the portfolio of the Fund, subject to policies established by the Board of Trustees. As compensation for its services, HSBC Asset Management Americas Inc. is paid a monthly advisory fee at an annual rate of 0.90% of the Fund's average daily net assets. For the six months ended June 30, 1998, HSBC Asset Management Americas Inc. waived $124,842 in advisory fees.

     The Adviser retains HSBC Asset Management Europe Ltd., HSBC Asset Management Hong Kong Ltd., HSBC Asset Management (Japan) and HSBC Asset Management Australia Ltd. to act as sub-advisers (the "Sub-Advisers") to the Fund. HSBC Asset Management Europe Ltd., HSBC Asset Management Hong Kong Ltd., HSBC Asset Management (Japan) and HSBC Asset Management
     Australia Ltd. are all investment advisory affiliates of HSBC Asset Management Americas Inc.

     Under its Sub-Advisory Contract with HSBC Asset Management Americas Inc., each Sub-Advisor will undertake at its own expense to furnish the Fund and HSBC Asset Management Americas Inc. with micro- and macroeconomics; research, advice and recommendations; and economic and statistical data with respect to the Fund's investments, subject to the overall review by HSBC Asset Management Americas Inc. and the Board of Trustees.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership is a subsidiary of The BISYS Group, Inc. BISYS, with whom certain officers of the Trust are affiliated, serves the Trust as distributor, administrator, fund accountant and transfer agent. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust.

     In accordance with the terms of the Management and Administration and Fund Accounting Agreements, BISYS is paid a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended June 30, 1998, BISYS waived $15,606 in administrative services fees.

     HSBC Asset Management Americas Inc. earned co-administration/shareholder servicer assistance fees of up to 0.07% of the Fund's average net assets totaling $9,423 from the Fund for the six months ended June 30, 1998, all of which was waived.

     The Fund has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act with respect to Service Shares of the Fund. The Service Class Plan provides for a monthly payment by the Fund to BISYS for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.35% of the Fund's average net assets. The Fund incurred expenses totaling $528 with regard to the Plan for the six months ended June 30, 1998, all of which was waived. As distributor, BISYS is entitled to receive commissions on sales of shares of the variable net asset value funds. For the six months ended June 30, 1998, BISYS received $30 from commissions earned on sales of shares of the Fund, $27 of which was reallowed to affiliated broker/dealers of the Fund, $3 of which was retained by BISYS.

     The Fund may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations ("Service Organizations") whereby each Service Organization handles record-keeping and provides certain administration services for its customers who invest in the Fund through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments for the performance of its service under the Service Agreement. The payments from the Fund on an annual basis will not exceed 0.35% of the average value of the Funds' shares held in the subaccounts of the Service Organizations. For the six months ended June 30, 1998, the Fund did not participate in any Service Agreements.

     A partner of the Trust's legal counsel served as Secretary of the Trust. Baker and McKenzie served as legal counsel until April 2, 1998. Paul, Weiss, Rifkino, Wharton and Garrison assumed the role of legal counsel as of April 3, 1998. For the six months ended June 30, 1998 the Fund incurred legal fees of $37,719.

5.   CAPITAL SHARE TRANSACTIONS

     Transactions in capital shares for the Fund were as follows:

                                                  FOR THE SIX MONTHS ENDED
                                                        JUNE 30, 1998                     FOR THE YEAR ENDED
                                                         (UNAUDITED)                       DECEMBER 31, 1997
                                                  --------------------------          ---------------------------
                                                    AMOUNT         SHARES               AMOUNT           SHARES
                                                  ------------    ----------          ------------     ----------
     INSTITUTIONAL CLASS SHARES:
     Shares issued                                $  5,314,446       444,010          $ 22,732,764      2,100,838
     Shares issued in common trust
       fund conversion                                      --            --            41,892,562      3,815,352
     Shares redeemed                               (20,694,526)   (1,885,788)          (15,334,320)    (1,384,639)
                                                  ------------    ----------          ------------     ----------
     Net increase                                 $(15,380,080)   (1,441,778)         $ 49,291,006      4,531,551
                                                  ============    ==========          ============     ==========
     SERVICE CLASS SHARES:
     Shares issued                                   $   2,802           260           $    18,757          1,663
     Shares redeemed                                   (67,118)       (5,955)             (113,007)       (10,373)
                                                  ------------    ----------          ------------     ----------
     Net decrease                                   $  (64,316)       (5,695)          $   (94,250)        (8,710)
                                                  ============    ==========          ============     ==========

FINANCIAL HIGHLIGHTS

                         HSBC INTERNATIONAL EQUITY FUND

                                                                INSTITUTIONAL CLASS SHARES
                                         ------------------------------------------------------------------------
                                          FOR THE SIX
                                         MONTHS ENDED        FOR THE           FOR THE         FOR THE PERIOD
                                         JUNE 30, 1998     YEAR ENDED        YEAR ENDED       MARCH 1, 1995(c) TO
                                          (UNAUDITED)   DECEMBER 31, 1997  DECEMBER 31, 1996   DECEMBER 31, 1995
                                         -------------  -----------------  -----------------  -------------------
Net Asset Value,
   Beginning of Period .................     $ 10.35         $ 10.61           $  9.98              $ 8.81
                                             -------         -------           -------              ------
Investment Activities
   Net investment income ...............        0.06            0.04             (0.01)              (0.03)
   Net realized and unrealized gains
     from investment transactions ......        2.11           (0.27)             0.64                1.20
                                             -------         -------           -------              ------
   Total from Investment Activities ....        2.17           (0.23)             0.63                1.17
                                             -------         -------           -------              ------
Distributions
   From net investment income ..........          --           (0.02)               --                  --
   In excess of net investment income ..          --           (0.01)               --                  --
                                             -------         -------           -------              ------
Total Distributions ....................          --           (0.03)               --                  --
                                             -------         -------           -------              ------
Net Asset Value, End of Period .........     $ 12.52         $ 10.35           $ 10.61              $ 9.98
                                             =======         =======           =======              ======
Total Return (excludes sales or
   redemption charges) .................       20.97%(a)       (2.15)%            6.31%              13.28%(a)
Ratios/Supplemental Data:
   Net Assets at end of period (000) ...     $63,562         $67,458           $21,100             $15,253
   Ratio of expenses to average
     net assets ........................        0.98%(b)        1.12%             2.04%               2.62%(b)
   Ratio of net investment income to
     average net assets ................        1.25%(b)        0.35%            (0.10)%             (0.34)%(b)
   Ratio of expenses to average
     net assets* .......................        1.46%(b)        1.91%             2.89%               3.12%(b)
   Ratio of net investment income
     to average net assets* ............        0.77%(b)       (0.44)%           (0.95)%             (0.84)%(b)
   Portfolio turnover rate*** ..........      101.02%         112.54%            77.91%              90.31%(a)

                                                                             SERVICE CLASS SHARES
                                       ---------------------------------------------------------------------------------------------
                                       FOR THE SIX
                                       MONTHS ENDED        FOR THE            FOR THE            FOR THE           FOR THE PERIOD
                                       JUNE 30, 1998      YEAR ENDED         YEAR ENDED         YEAR ENDED      APRIL 25, 1994(c) TO
                                        (UNAUDITED)    DECEMBER 31, 1997  DECEMBER 31, 1996  DECEMBER 31, 1995    DECEMBER 31, 1994
                                       -------------   -----------------  -----------------  -----------------  --------------------
Net Asset Value,
   Beginning of Period ................   $ 10.35           $ 10.60            $   9.97            $9.55               $ 10.00
                                          -------           -------            --------            -----               -------
Investment Activities
   Net investment income ..............      0.06              0.06**             (0.02)           (0.07)                   --
   Net realized and unrealized gains
     from investment transactions .....      2.11             (0.28)               0.65             0.49                 (0.43)
                                          -------           -------            --------            -----               -------
   Total from Investment Activities ...      2.17             (0.22)               0.63             0.42                 (0.43)
                                          -------           -------            --------            -----               -------
Distributions
   From net investment income .........        --             (0.03)                 --               --                    --
   In excess of net investment income .        --                --                  --               --                 (0.02)
                                          -------           -------            --------            -----               -------
Total Distributions ...................        --             (0.03)                 --               --                 (0.02)
                                          -------           -------            --------            -----               -------
Net Asset Value, End of Period ........   $ 12.52           $ 10.35            $  10.60            $9.97               $  9.55
                                          =======           =======            ========            =====               =======
Total Return (excludes sales or
   redemption charges) ................     20.97%(a)         (2.06)%              6.32%            4.40%                (4.30)%(a)
Ratios/Supplemental Data:
   Net Assets at end of period (000) ..    $  303            $  309              $  409             $658               $16,819
   Ratio of expenses to average
     net assets .......................      0.98%(b)          1.17%               2.10%             1.98%                2.16%(b)
   Ratio of net investment income to
     average net assets ...............      1.23%(b)          0.54%              (0.19)%           (1.01)%              (0.04)%(b)
   Ratio of expenses to average
     net assets* ......................      1.46%(b)          2.19%               2.94%             3.66%                2.50%(b)
   Ratio of net investment income
     to average net assets* ...........      0.75%(b)         (0.48)%             (1.03)%           (2.69)%              (0.39)%(b)
   Portfolio turnover rate*** .........    101.02%           112.54%              77.91%            90.31%               29.37%(a)

-------------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductins and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  Based on average shares outstanding.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Not annualized.
(b)  Annualized.
(c)  Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

22-23

HSBC(SERVICE MARK) MUTUAL FUNDS TRUST
3435 Stelzer Road
Columbus, Ohio 43219

INFORMATION:
(800) 634-2536

INVESTMENT ADVISER
HSBC Asset Management Americas Inc.
140 Broadway (6th Floor)
New York, New York 10005-1180

DISTRIBUTOR, ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
90 Washington Street
New York, New York 10286

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

LEGAL COUNSEL
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of Americas
New York, New York 10019

This report is for the information of the shareholders of HSBC Mutual Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus. Shares of the Fund are not an obligation of or guaranteed or endorsed by HSBC Holdings plc or its affiliates. In addition, such shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency and may involve investment risks, including the possible loss of principal.

                                                                            8/98